AB Emerging Markets Multi-Asset Portfolio

Portfolio of Investments

December 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 65.1%
Financials – 18.9%
Banks – 11.3%
Abu Dhabi Islamic Bank PJSC	101,016	$380,077
Agricultural Bank of China Ltd. - Class H	703,000	398,966
Akbank TAS	19,105	35,027
Banco del Bajio SA(a)	36,900	73,708
Banco do Brasil SA	322,200	1,249,393
Bancolombia SA	9,318	79,483
Bancolombia SA (Preference Shares)	9,665	77,129
Bank of Baroda	26,220	73,387
Bank of Changsha Co., Ltd. - Class A	68,100	82,511
Bank of Chengdu Co., Ltd. - Class A	36,100	84,184
Bank of Hangzhou Co., Ltd. - Class A	41,600	82,848
Bank Polska Kasa Opieki SA	30,260	1,011,495
Canara Bank	63,286	73,683
China Everbright Bank Co., Ltd. - Class H	155,000	60,020
China Merchants Bank Co., Ltd. - Class A	127,300	681,829
China Merchants Bank Co., Ltd. - Class H	214,500	1,094,890
China Zheshang Bank Co., Ltd. - Class A	175,900	69,753
Credicorp Ltd.	434	79,561
CTBC Financial Holding Co., Ltd. - Class C	66,000	78,569
Emirates NBD Bank PJSC	239,649	1,399,510
Grupo Financiero Banorte SAB de CV	6,000	38,663
HDFC Bank Ltd.	4,221	87,299
ICICI Bank Ltd.	162,826	2,436,429
Indian Bank	11,665	72,115
Industrial Bank Co., Ltd. - Class A	31,800	83,033
Industrial Bank of Korea	4,804	46,571
ING Bank Slaski SA(b)	483	28,242
Itau Unibanco Holding SA (Preference Shares)	366,800	1,814,533
Nedbank Group Ltd.	4,896	73,087
Piraeus Financial Holdings SA	153,240	609,948
Sberbank of Russia PJSC(c) (d) (e)	138,696	0
SCB X PCL	17,200	59,276
SinoPac Financial Holdings Co., Ltd.	229	160
State Bank of India	210,671	1,954,401
Turkiye Garanti Bankasi AS	21,777	76,589
Union Bank of India Ltd.	52,700	73,645
Yapi ve Kredi Bankasi AS	79,173	68,538

		14,688,552

Capital Markets – 1.4%
BSE Ltd.	1,199	74,331
China Galaxy Securities Co., Ltd. - Class A	62,700	130,169
Guotai Junan Securities Co., Ltd. - Class A	9,600	24,407
HDFC Asset Management Co., Ltd.(a)	25,154	1,236,331
Hithink RoyalFlush Information Network Co., Ltd. - Class A	1,900	74,456
Huatai Securities Co., Ltd. - Class A	32,800	78,636
Huatai Securities Co., Ltd. - Class H(a)	13,600	22,665
Korea Investment Holdings Co., Ltd.	1,504	72,120
NH Investment & Securities Co., Ltd.	8,682	81,727

		1,794,842

Consumer Finance – 2.2%
Kaspi.KZ JSC (ADR)	7,879	746,220
Muthoot Finance Ltd.	6,026	150,323
Qifu Technology, Inc. (ADR)	49,258	1,890,522
Shriram Finance Ltd.	2,166	73,049

		2,860,114

Financial Services – 0.2%
Meritz Financial Group, Inc.	1,040	73,067
Power Finance Corp., Ltd.	13,396	70,028
REC Ltd.	12,135	70,937

		214,032

Insurance – 3.8%
BB Seguridade Participacoes SA	296,000	1,735,388
Bupa Arabia for Cooperative Insurance Co.	2,312	127,371
Cathay Financial Holding Co., Ltd.	16,000	33,278
China Pacific Insurance Group Co., Ltd. - Class A	17,600	81,753

Company	Shares	U.S. $ Value

China Pacific Insurance Group Co., Ltd. - Class H	31,600	$101,660
China Taiping Insurance Holdings Co., Ltd. - Class H	19,400	28,819
DB Insurance Co., Ltd.	2,166	150,494
Hyundai Marine & Fire Insurance Co., Ltd.	27,574	460,967
Old Mutual Ltd.	108,337	72,042
OUTsurance Group Ltd.	168,520	593,844
People’s Insurance Co. Group of China Ltd. (The) - Class A(b)	79,100	82,169
People’s Insurance Co. Group of China Ltd. (The) - Class H	106,000	52,521
PICC Property & Casualty Co., Ltd. - Class H	118,000	185,591
Ping An Insurance Group Co. of China Ltd. - Class A	1,200	8,613
Ping An Insurance Group Co. of China Ltd. - Class H	41,000	240,644
Samsung Fire & Marine Insurance Co., Ltd.	4,296	1,040,044

		4,995,198

		24,552,738

Information Technology – 18.4%
Communications Equipment – 2.3%
Accton Technology Corp.	12,000	282,045
Xiaomi Corp. - Class H(a) (b)	590,000	2,587,631
Yealink Network Technology Corp., Ltd. - Class A	15,200	79,945
ZTE Corp. - Class H	7,200	22,431

		2,972,052

Electronic Equipment, Instruments & Components – 1.5%
Foxconn Industrial Internet Co., Ltd. - Class A	21,200	61,649
Hon Hai Precision Industry Co., Ltd.	323,000	1,805,780
Synnex Technology International Corp.	26,000	56,095
WPG Holdings Ltd.	36,000	74,962

		1,998,486

IT Services – 2.7%
Arabian Internet & Communications Services Co.	545	39,116
Elm Co.	228	67,659
HCL Technologies Ltd.	96,534	2,152,343
Infosys Ltd.	56,101	1,233,466
Persistent Systems Ltd.	193	14,526
Range Intelligent Computing Technology Group Co., Ltd. - Class A	3,800	26,881

		3,533,991

Semiconductors & Semiconductor Equipment – 9.8%
MediaTek, Inc.	60,000	2,579,384
Novatek Microelectronics Corp.	5,000	76,382
Realtek Semiconductor Corp.(b)	38,000	656,733
SK Hynix, Inc.	2,125	243,504
Taiwan Semiconductor Manufacturing Co., Ltd.	283,000	9,197,515
United Microelectronics Corp.	62,000	80,761

		12,834,279

Software – 0.1%
Oracle Financial Services Software Ltd.	546	81,333

Technology Hardware, Storage & Peripherals – 2.0%
Advantech Co., Ltd.	32,000	337,480
Asustek Computer, Inc.	99,000	1,855,660
Samsung Electronics Co., Ltd.	8,492	303,052
Samsung Electronics Co., Ltd. (Preference Shares)	1,857	55,157

		2,551,349

		23,971,490

Consumer Discretionary – 8.7%
Automobile Components – 0.1%
Samvardhana Motherson International Ltd.	29,178	52,794
UNO Minda Ltd.	858	10,575

		63,369

Company	Shares	U.S. $ Value

Automobiles – 3.2%
Bajaj Auto Ltd.	4,055	$416,548
BYD Co., Ltd. - Class A	43,476	1,672,881
Eicher Motors Ltd.	546	30,740
Geely Automobile Holdings Ltd. - Class H	39,000	73,449
Hyundai Motor Co.	392	55,653
Hyundai Motor Co. (2nd PRF)	736	77,234
Hyundai Motor Co. (Preference Shares)	761	78,103
Kia Corp.	24,452	1,654,656
Mahindra & Mahindra Ltd.	2,203	77,311

		4,136,575

Broadline Retail – 1.7%
Alibaba Group Holding Ltd. - Class H	18,800	198,967
JD.com, Inc. - Class H	117,904	2,047,192

		2,246,159

Hotels, Restaurants & Leisure – 2.1%
Indian Hotels Co., Ltd. (The)	17,368	177,176
Meituan - Class H(a) (b)	133,000	2,585,968

		2,763,144

Household Durables – 0.1%
Coway Co., Ltd.	131	5,911
Gree Electric Appliances, Inc. of Zhuhai - Class A(b)	27,500	170,358

		176,269

Specialty Retail – 0.6%
Jarir Marketing Co.	21,194	71,321
Mr Price Group Ltd.	28,615	445,981
Vibra Energia SA	87,600	252,705

		770,007

Textiles, Apparel & Luxury Goods – 0.9%
Bosideng International Holdings Ltd. - Class H	2,184,000	1,079,221
Pou Chen Corp.	60,000	67,420

		1,146,641

		11,302,164

Communication Services – 8.4%
Diversified Telecommunication Services – 0.1%
Emirates Integrated Telecommunications Co. PJSC	21,146	43,121
Hellenic Telecommunications Organization SA	3,259	50,179
LG Uplus Corp.	10,232	71,544

		164,844

Entertainment – 1.0%
Kingsoft Corp., Ltd. - Class H	18,400	79,008
NetEase, Inc. - Class H	67,700	1,205,048

		1,284,056

Interactive Media & Services – 5.6%
NAVER Corp.	13,415	1,789,964
Tencent Holdings Ltd. - Class H	102,200	5,454,703

		7,244,667

Media – 0.1%
Cheil Worldwide, Inc.	6,464	74,120
Focus Media Information Technology Co., Ltd. - Class A	84,500	80,973

		155,093

Wireless Telecommunication Services – 1.6%
Bharti Hexacom Ltd.	1,400	23,725
Etihad Etisalat Co.	21,449	304,497
PLDT, Inc.	2,105	47,056
SK Telecom Co., Ltd.	45,255	1,695,801

		2,071,079

		10,919,739

Company	Shares	U.S. $ Value

Industrials – 2.6%
Aerospace & Defense – 0.1%
Bharat Electronics Ltd.	11,493	$39,267
Hindustan Aeronautics Ltd.(a)	1,453	70,763
Mazagon Dock Shipbuilders Ltd.	1,352	34,974

		145,004

Air Freight & Logistics – 0.1%
Hyundai Glovis Co., Ltd.	1,031	82,244

Electrical Equipment – 0.4%
Contemporary Amperex Technology Co., Ltd. - Class A(b)	4,900	177,681
Dongfang Electric Corp., Ltd. - Class A	7,400	16,020
Fortune Electric Co., Ltd.	1,000	17,120
Hitachi Energy India Ltd.(b)	224	37,515
Sungrow Power Supply Co., Ltd. - Class A	7,700	77,502
Sunwoda Electronic Co., Ltd. - Class A	25,700	78,153
Zhejiang Chint Electrics Co., Ltd. - Class A	20,900	66,672
Zhejiang Huayou Cobalt Co., Ltd. - Class A	1,700	6,774

		477,437

Industrial Conglomerates – 0.1%
Astra International Tbk PT	251,500	76,452
Metlen Energy & Metals SA	981	34,021
Sime Darby Bhd	139,400	73,521

		183,994

Machinery – 1.4%
Cummins India Ltd.	1,851	70,794
Tian Di Science & Technology Co., Ltd. - Class A	91,700	77,223
Yutong Bus Co., Ltd. - Class A	463,500	1,666,178

		1,814,195

Marine Transportation – 0.1%
COSCO SHIPPING Holdings Co., Ltd. - Class A	26,300	55,552
Evergreen Marine Corp. Taiwan Ltd.	12,000	82,316
Yang Ming Marine Transport Corp.	32,000	73,840

		211,708

Passenger Airlines – 0.1%
China Airlines Ltd.	100,000	78,128
Eva Airways Corp.	60,000	81,079
Korean Air Lines Co., Ltd.	287	4,367

		163,574

Professional Services – 0.0%
HeadHunter Group PLC (ADR)(b) (c) (d)	18,930	0

Trading Companies & Distributors – 0.1%
BOC Aviation Ltd. - Class H(a)	10,200	78,972
Xiamen C & D, Inc. - Class A	11,500	16,499

		95,471

Transportation Infrastructure – 0.2%
International Container Terminal Services, Inc.	14,760	98,493
Salik Co. PJSC	59,271	87,145
Zhejiang Expressway Co., Ltd. - Class H	116,000	83,146

		268,784

		3,442,411

Real Estate – 2.6%
Real Estate Management & Development – 2.6%
Aldar Properties PJSC	72,368	151,255
C&D International Investment Group Ltd. - Class H	10,000	16,715
Emaar Development PJSC	290,889	1,082,388
Emaar Properties PJSC	611,035	2,140,482

		3,390,840

Consumer Staples – 2.2%
Consumer Staples Distribution & Retail – 0.5%
BIM Birlesik Magazalar AS	34,550	516,226
Nahdi Medical Co.	2,396	74,941
President Chain Store Corp.	9,000	72,163

		663,330

Company	Shares	U.S. $ Value

Food & Staples Retailing – 0.0%
Magnit PJSC(c) (d)	1,178	$0

Food Products – 0.7%
AVI Ltd.	105,277	612,095
China Feihe Ltd. - Class H(a)	109,384	76,112
Indofood Sukses Makmur Tbk PT	157,700	75,445
JBS S/A	12,800	75,558
Marico Ltd.	3,194	23,865
Uni-President Enterprises Corp.	25,000	61,635

		924,710

Household Products – 0.0%
Kimberly-Clark de Mexico SAB de CV	9,200	12,954

Personal Care Products – 1.0%
Colgate-Palmolive India Ltd.	38,899	1,217,854

Tobacco – 0.0%
Eastern Co. SAE	66,504	38,589

		2,857,437

Utilities – 1.3%
Electric Utilities – 1.1%
CEZ AS	1,517	59,675
Cia Energetica de Minas Gerais (Preference Shares)	645,300	1,151,149
Manila Electric Co.	10,020	84,532
Power Grid Corp. of India Ltd.	49,964	179,778

		1,475,134

Gas Utilities – 0.1%
ENN Natural Gas Co., Ltd. - Class A	28,800	85,076
GAIL India Ltd.	21,901	48,655

		133,731

Independent Power and Renewable Electricity Producers – 0.0%
ACWA Power Co.	275	29,415

Water Utilities – 0.1%
Guangdong Investment Ltd. - Class H	70,000	60,122

		1,698,402

Materials – 1.2%
Chemicals – 0.8%
PhosAgro PJSC (GDR REG S)(b) (c) (d) (f)	4,393	0
PhosAgro PJSC (GDR)(b) (c) (d) (f)	28	0
SABIC Agri-Nutrients Co.	925	27,318
Saudi Aramco Base Oil Co.	1,555	46,197
Yunnan Yuntianhua Co., Ltd. - Class A	315,200	957,905

		1,031,420

Construction Materials – 0.1%
China National Building Material Co., Ltd. - Class H	176,000	79,524

Metals & Mining – 0.3%
Aluminum Corp. of China Ltd. - Class H	140,000	80,300
China Hongqiao Group Ltd. - Class H	73,500	110,308
Hindustan Zinc Ltd.	13,272	68,672
Kumba Iron Ore Ltd.	4,302	74,374
MMC Norilsk Nickel PJSC (ADR)(b) (c) (d)	3,568	0
NMDC Ltd.	87,597	67,017
Polyus PJSC (GDR)(b) (c) (d) (e)	284	0
Vedanta Ltd.	13,231	68,578

		469,249

		1,580,193

Company	Shares		U.S. $ Value

Energy – 0.6%
Oil, Gas & Consumable Fuels – 0.6%
Alamtri Resources Indonesia Tbk PT		492,500	$74,164
Bharat Petroleum Corp., Ltd.		22,407	76,098
Coal India Ltd.		16,627	74,468
Exxaro Resources Ltd.		1,112	9,307
Gazprom PJSC(b) (c) (d) (e)		153,780	0
Indian Oil Corp., Ltd.		32,854	52,073
LUKOIL PJSC(c) (d) (e)		18,789	0
Oil India Ltd.		2,140	10,759
Petroleo Brasileiro SA (Preference Shares)		34,600	204,641
Pingdingshan Tianan Coal Mining Co., Ltd. - Class A		46,500	63,481
PTT Exploration & Production PCL - Class F		2,600	9,075
Shanxi Lu’an Environmental Energy Development Co., Ltd. - Class A		3,200	6,261
Turkiye Petrol Rafinerileri AS		19,038	76,375
United Tractors Tbk PT		46,700	77,688

			734,390

Health Care – 0.2%
Health Care Providers & Services – 0.0%
Jointown Pharmaceutical Group Co., Ltd. - Class A		21,900	15,280

Life Sciences Tools & Services – 0.1%
Divi’s Laboratories Ltd.		1,077	76,710

Pharmaceuticals – 0.1%
Dr. Reddy’s Laboratories Ltd.		5,278	85,360
Hubei Jumpcan Pharmaceutical Co., Ltd. – Class A		19,600	77,677

			163,037

			255,027

Total Common Stocks (cost $72,124,936)			84,704,831

	Principal Amount (000)

FIXED INCOME – 24.7%
Sovereign Bonds – 13.6%
Abu Dhabi Government International Bond 3.125%, 09/30/2049(a)	U.S.$	390	258,742
Angolan Government International Bond 9.125%, 11/26/2049(a)		320	256,499
9.375%, 05/08/2048(a)		205	167,991
Argentine Republic Government International Bond 1.00%, 07/09/2029		216	175,296
5.00%, 01/09/2038(g)		897	626,487
Chile Electricity Lux Mpc II SARL 5.58%, 10/20/2035(a)		200	194,300
Chile Government International Bond 5.33%, 01/05/2054		319	295,375
Colombia Government International Bond 3.125%, 04/15/2031		282	223,632
4.125%, 02/22/2042		203	127,687
5.00%, 06/15/2045		200	134,042
8.00%, 11/14/2035		625	628,750
Costa Rica Government International Bond 7.16%, 03/12/2045(a)		200	205,200
Dominican Republic International Bond 4.875%, 09/23/2032(a)		405	360,855
5.95%, 01/25/2027(a)		355	352,692
6.00%, 02/22/2033(a)		219	210,787
6.875%, 01/29/2026(a)		270	272,025
8.625%, 04/20/2027(a)		200	204,800

	Principal Amount (000)		U.S. $ Value

Ecuador Government International Bond 5.50%, 07/31/2035(a) (g)	U.S.$	904	$511,238
Egypt Government International Bond 7.05%, 01/15/2032(a)		200	171,462
7.30%, 09/30/2033(a)		256	216,765
7.60%, 03/01/2029(a) (g)		400	386,540
8.875%, 05/29/2050(a)		327	261,093
El Salvador Government International Bond 7.125%, 01/20/2050(a)		182	152,880
8.625%, 02/28/2029(a)		456	471,504
9.65%, 11/21/2054(a)		178	186,288
Ghana Government International Bond Zero Coupon, 07/03/2026(a)		22	20,496
Zero Coupon, 01/03/2030(a)		41	31,387
5.00%, 07/03/2029(a) (g)		167	143,603
5.00%, 07/03/2035(a) (g)		240	168,012
Guatemala Government Bond 6.05%, 08/06/2031(a)		200	195,812
Hungary Government International Bond 6.75%, 09/25/2052(a)		400	406,250
Ivory Coast Government International Bond 5.75%, 12/31/2032(a) (g)		59	55,941
6.125%, 06/15/2033(a)		515	459,155
Jamaica Government International Bond 8.00%, 03/15/2039		208	240,760
Jordan Government International Bond 7.75%, 01/15/2028(a)		330	330,825
Lebanon Government International Bond Series 10Y 6.00%, 01/27/2023(a) (b) (h)		36	4,644
6.85%, 03/23/2027(a) (b) (i)		481	62,049
Series E 6.10%, 10/04/2022(a) (b) (h)		216	27,864
Nigeria Government International Bond 6.125%, 09/28/2028(a)		326	295,336
6.50%, 11/28/2027(a)		222	210,400
7.375%, 09/28/2033(a)		363	310,252
8.375%, 03/24/2029(a)		207	200,407
Oman Government International Bond 7.375%, 10/28/2032(a)		200	220,214
Oriental Republic of Uruguay 5.25%, 09/10/2060		160	145,554
Pakistan Government International Bond 8.875%, 04/08/2051(a)		579	449,449
Panama Government International Bond 3.87%, 07/23/2060		370	192,796
6.85%, 03/28/2054		200	170,625
8.00%, 03/01/2038		200	200,562
Paraguay Government International Bond 5.40%, 03/30/2050(a)		249	211,264
Peruvian Government International Bond 2.78%, 12/01/2060		45	23,752
5.625%, 11/18/2050		65	60,856
Philippine Government International Bond 4.20%, 03/29/2047		273	221,130
Republic of Kenya Government International Bond 8.00%, 05/22/2032(a)		240	216,792
Republic of South Africa Government International Bond 5.875%, 04/20/2032		370	347,352
6.30%, 06/22/2048		220	177,109
7.95%, 11/19/2054(a)		200	191,008
Romanian Government International Bond 3.00%, 02/14/2031(a)		94	76,022
3.625%, 03/27/2032(a)		238	194,044
4.00%, 02/14/2051(a)		210	132,421
5.75%, 03/24/2035(a)		300	267,564
5.875%, 01/30/2029(a)		60	58,440
6.00%, 05/25/2034(a)		230	213,969

	Principal Amount (000)		U.S. $ Value

Saudi Government International Bond 3.45%, 02/02/2061(a)	U.S.$	262	$159,083
5.00%, 01/18/2053(a)		313	264,764
Senegal Government International Bond Series 7Y 7.75%, 06/10/2031(a)		200	179,375
6.75%, 03/13/2048(a)		200	135,562
Serbia International Bond 6.50%, 09/26/2033(a)		390	400,725
Sri Lanka Government International Bond 3.10%, 01/15/2030(a) (g)		60	49,103
3.35%, 03/15/2033(a) (g)		117	86,921
3.60%, 06/15/2035(a) (g)		79	57,097
3.60%, 05/15/2036(a) (g)		55	41,283
3.60%, 02/15/2038(a) (g)		110	82,589
4.00%, 04/15/2028(a)		76	70,536
Trinidad & Tobago Government International Bond 6.40%, 06/26/2034(a)		200	196,500
Turkiye Government International Bond Series 10Y 5.875%, 06/26/2031		755	708,520
Series 11Y 6.125%, 10/24/2028		270	268,939
Ukraine Government International Bond Zero Coupon, 02/01/2030(a) (g)		33	17,625
Zero Coupon, 02/01/2034(a) (g)		122	50,170
Zero Coupon, 02/01/2035(a) (g)		103	60,642
Zero Coupon, 02/01/2036(a) (g)		86	50,106
1.75%, 02/01/2029(a) (g)		152	104,700
1.75%, 02/01/2034(a) (g)		209	116,942
1.75%, 02/01/2035(a) (g)		163	89,905
1.75%, 02/01/2036(a) (g)		71	38,552
Uruguay Government International Bond 4.975%, 04/20/2055		62	55,256
5.10%, 06/18/2050		124	113,863
Venezuela Government International Bond 11.95%, 08/05/2031(a) (b) (i)		265	41,130
12.75%, 08/23/2022(a) (b) (h)		254	39,233
Zambia Government International Bond 0.50%, 12/31/2053(a)		132	75,728
5.75%, 06/30/2033(a) (g)		133	116,700

			17,658,595

Corporate Bonds – 6.0%
Adani Electricity Mumbai Ltd. 3.95%, 02/12/2030(a)		210	169,313
AES Andes SA 6.30%, 03/15/2029(a)		200	200,388
8.15%, 06/10/2055(a)		200	202,708
Akbank TAS 7.50%, 01/20/2030(a)		200	202,312
Aris Mining Corp. 8.00%, 10/31/2029(a)		200	198,012
Bank Leumi Le-Israel BM 7.13%, 07/18/2033(a)		200	203,830
Braskem Idesa SAPI 6.99%, 02/20/2032(a)		219	160,965
Braskem Netherlands Finance BV 4.50%, 01/31/2030(a)		200	167,972
Canacol Energy Ltd. 5.75%, 11/24/2028(a)		200	110,904
CFAMC II Co., Ltd. Series E 4.625%, 06/03/2026(a)		220	216,700
China Cinda 2020 I Management Ltd. Series E 3.25%, 01/28/2027(a)		200	191,998
CIBANCO SA Institucion de Banca Multiple Trust
CIB/3332 4.375%, 07/22/2031(a)		200	166,750

	Principal Amount (000)		U.S. $ Value

Credicorp Capital Sociedad Titulizadora SA 10.10%, 12/15/2043(a)	PEN	500	$137,667
CSN Resources SA 4.625%, 06/10/2031(a)	U.S.$	200	155,528
Ecopetrol SA 8.625%, 01/19/2029		516	546,521
Empresa Generadora de Electricidad Haina SA 5.625%, 11/08/2028(a)		200	185,688
Empresas Publicas de Medellin ESP 4.375%, 02/15/2031(a)		200	170,740
8.375%, 11/08/2027(a)	COP	418,000	86,161
Engie Energia Chile SA 6.375%, 04/17/2034(a)	U.S.$	200	202,500
Greenko Dutch BV 3.85%, 03/29/2026(a)		179	173,854
India Clean Energy Holdings 4.50%, 04/18/2027(a)		200	189,000
JSW Steel Ltd. 3.95%, 04/05/2027(a)		200	191,750
Lenovo Group Ltd. 3.42%, 11/02/2030(a)		245	219,716
Leviathan Bond Ltd. 6.125%, 06/30/2025(a)		67	66,213
6.75%, 06/30/2030(a)		42	40,152
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		284	259,489
MARB BondCo PLC 3.95%, 01/29/2031(a)		200	166,906
Melco Resorts Finance Ltd. 5.75%, 07/21/2028(a)		200	190,000
Mersin Uluslararasi Liman Isletmeciligi AS 8.25%, 11/15/2028(a)		200	207,000
Minejesa Capital BV 5.625%, 08/10/2037(a)		215	199,950
Navoi Mining & Metallurgical Combinat 6.70%, 10/17/2028(a)		200	199,148
Nexa Resources SA 6.75%, 04/09/2034(a)		200	202,450
OCP SA 7.50%, 05/02/2054(a)		200	202,876
Orbia Advance Corp. SAB de CV 4.00%, 10/04/2027(a)		200	190,376
Prosus NV 3.06%, 07/13/2031(a)		200	168,126
Saudi Arabian Oil Co. 5.75%, 07/17/2054(a)		375	349,714
Stillwater Mining Co. 4.00%, 11/16/2026(a)		200	189,000
Telecommunications co Telekom Srbija AD
Belgrade 7.00%, 10/28/2029(a)		200	199,876
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)		260	221,081
UEP Penonome II SA 6.50%, 10/01/2038(a)		225	200,934
Virgolino de Oliveira Finance SA 11.75%, 02/09/2025(b) (c) (d) (f) (i)		201	20
Volcan Cia Minera SAA 8.75%, 01/24/2030(a)		132	125,649

			7,829,937

Quasi-Sovereign Bonds – 4.0%
Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/02/2047(a)		200	175,512
Banco Nacional de Panama 2.50%, 08/11/2030(a)		200	158,596
Bank Gospodarstwa Krajowego 5.375%, 05/22/2033(a)		200	194,626
6.25%, 07/09/2054(a)		230	224,885

	Principal Amount (000)		U.S. $ Value

Bapco Energies BSC Closed 7.50%, 10/25/2027(a)	U.S.$	259	$266,446
Comision Federal de Electricidad 5.00%, 09/29/2036(f)		199	173,190
Corp. Nacional del Cobre de Chile 3.70%, 01/30/2050(a)		200	134,000
5.95%, 01/08/2034(a)		518	514,925
Gaci First Investment Co. 4.875%, 02/14/2035(a)		200	187,650
Indonesia Asahan Aluminium PT/Mineral Industri
Indonesia Persero PT 5.45%, 05/15/2030(a)		200	198,500
NAK Naftogaz Ukraine via Kondor Finance PLC 7.625%, 11/08/2028(f) (j)		234	174,025
7.65%, 07/19/2025(f) (g) (j)		99	91,876
Pertamina Persero PT 2.30%, 02/09/2031(a)		200	167,500
Petroleos de Venezuela SA 5.375%, 04/12/2027(a) (b) (i)		606	65,137
9.00%, 11/17/2021(a) (b) (h)		128	13,358
Petroleos Mexicanos 6.35%, 02/12/2048		313	205,603
6.50%, 01/23/2029		1,091	1,015,405
7.69%, 01/23/2050		135	101,520
8.75%, 06/02/2029		175	175,109
QatarEnergy 3.30%, 07/12/2051(a)		320	219,900
TC Ziraat Bankasi AS 8.00%, 01/16/2029(a)		200	206,938
Transnet SOC Ltd. 8.25%, 02/06/2028(a)		404	411,955
Turkiye Ihracat Kredi Bankasi AS 9.00%, 01/28/2027(a)		200	210,438

			5,287,094

Treasury Bonds – 0.6%
Colombian TES Series B 6.25%, 07/09/2036	COP	341,600	49,657
7.25%, 10/26/2050		5,447,800	729,715

			779,372

Emerging Markets - Treasuries – 0.3%
Republic of South Africa Government Bond Series 2048 8.75%, 02/28/2048	ZAR	9,453	402,597

Inflation-Linked Securities – 0.2%
Brazil Notas do Tesouro Nacional Serie B
Series NTNB 6.00%, 08/15/2050	BRL	425	260,769

Total Fixed Income (cost $33,204,127)			32,218,364

	Shares

SHORT-TERM INVESTMENTS – 9.0%

Investment Companies – 6.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.43%(k) (l) (m) (cost $8,789,448)		8,789,448	8,789,448

	Principal Amount (000)		U.S. $ Value

Treasury Bills – 1.8%
United States – 1.8%
U.S. Treasury Bill Zero Coupon, 01/07/2025	U.S.$	368	$367,590
Zero Coupon, 01/09/2025		368	367,597
Zero Coupon, 01/14/2025		368	367,584
Zero Coupon, 01/16/2025		368	367,591
Zero Coupon, 01/21/2025		368	367,570
Zero Coupon, 01/23/2025		369	367,586
Zero Coupon, 01/28/2025		184	183,839
Zero Coupon, 01/30/2025		18	18,339

Total Treasury Bills (cost $2,407,415)			2,407,696

Time Deposits – 0.4%
BBH, New York (0.45)%, 01/03/2025	CHF	1	1,384
1.12%, 01/02/2025	SGD	1	697
2.35%, 01/02/2025	NOK	2	161
2.98%, 01/02/2025	AUD	12	7,317
Citibank, London 1.71%, 01/02/2025	EUR	11	11,241
HSBC, Hong Kong 4.09%, 01/02/2025	HKD	295	38,024
JPMorgan Chase, New York 3.68%, 01/02/2025	U.S.$	392	392,255
Royal Bank of Canada, London 3.67%, 01/02/2025	GBP	6	6,887
Royal Bank of Canada, Toronto 2.05%, 01/02/2025	CAD	13	8,752
SEB, Stockholm (0.93)%, 01/02/2025	SEK	10	877
SMBC, Tokyo 0.01%, 01/06/2025	JPY	4,953	31,481
Standard Chartered Bank, Johannesburg 6.00%, 01/02/2025	ZAR	184	9,724

Total Time Deposits (cost $508,800)			508,800

Total Short-Term Investments (cost $11,705,663)			11,705,944

Total Investments – 98.8% (cost $117,034,726)(n)			128,629,139
Other assets less liabilities - 1.2%			1,545,336

Net Assets – 100.0%			$130,174,475

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
MSCI Emerging Markets Index Futures	197	March 2025	$10,576,930	$(365,628)
U.S. 10 Yr Ultra Futures	2	March 2025	222,625	(6,250)
U.S. T-Note 2 Yr (CBT) Futures	4	March 2025	822,437	375
U.S. T-Note 5 Yr (CBT) Futures	77	March 2025	8,185,461	(39,859)
U.S. T-Note 10 Yr (CBT) Futures	14	March 2025	1,522,500	(15,086)

				$(426,448)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	BRL	4,097	USD	704	01/03/2025	$40,534
Bank of America NA	USD	662	BRL	4,097	01/03/2025	1,548
Bank of America NA	CLP	1,040,954	USD	1,081	01/16/2025	34,099
Bank of America NA	USD	28	PEN	106	01/16/2025	63
Bank of America NA	USD	278	PEN	1,039	01/16/2025	(1,559)
Bank of America NA	USD	3,620	MXN	73,832	02/20/2025	(107,954)
Bank of America NA	TWD	331,794	USD	10,277	02/27/2025	178,019
Barclays Bank PLC	BRL	2,574	USD	425	01/03/2025	8,511
Barclays Bank PLC	USD	416	BRL	2,574	01/03/2025	972
Barclays Bank PLC	MYR	13,023	USD	2,923	01/21/2025	15,723
Barclays Bank PLC	USD	2,562	MYR	11,187	01/21/2025	(64,177)
Barclays Bank PLC	CNH	100,332	USD	13,883	01/23/2025	207,692
Barclays Bank PLC	USD	3,360	PHP	194,235	01/23/2025	(25,293)
Barclays Bank PLC	USD	3,129	INR	266,365	03/06/2025	(36,475)
Brown Brothers Harriman & Co.	TRY	26,341	USD	725	01/22/2025	(5,126)
Brown Brothers Harriman & Co.	USD	4,770	THB	163,714	01/23/2025	36,920
Brown Brothers Harriman & Co.	CZK	23,278	USD	977	01/24/2025	20,259
Brown Brothers Harriman & Co.	PLN	2,227	USD	543	01/24/2025	4,773
Brown Brothers Harriman & Co.	USD	709	ZAR	12,730	02/14/2025	(37,037)
Citibank NA	USD	86	COP	384,399	01/16/2025	1,000
Citibank NA	USD	131	COP	577,209	01/16/2025	(121)
Citibank NA	KRW	8,120,954	USD	6,064	01/17/2025	564,276
Citibank NA	HUF	262,678	USD	667	01/24/2025	6,742
Citibank NA	USD	4,421	IDR	69,183,104	01/24/2025	(153,005)
Deutsche Bank AG	PHP	13,981	USD	240	01/23/2025	(122)
Deutsche Bank AG	USD	1,326	PHP	77,844	01/23/2025	10,241
Deutsche Bank AG	IDR	15,623,520	USD	980	01/24/2025	16,633
Deutsche Bank AG	USD	1,342	TWD	43,160	02/27/2025	(28,249)
Goldman Sachs Bank USA	USD	1,022	MYR	4,480	01/21/2025	(21,347)
HSBC Bank USA	CLP	71,150	USD	73	01/16/2025	1,440
HSBC Bank USA	KRW	2,332,157	USD	1,735	01/17/2025	155,182
HSBC Bank USA	USD	699	KRW	970,024	01/17/2025	(41,624)
HSBC Bank USA	CNH	5,127	USD	707	01/23/2025	8,025
HSBC Bank USA	PHP	186,509	USD	3,167	01/23/2025	(35,920)
HSBC Bank USA	IDR	32,421,658	USD	2,040	01/24/2025	39,577
HSBC Bank USA	USD	1,700	HUF	654,841	01/24/2025	(52,780)
HSBC Bank USA	USD	2,358	IDR	37,358,203	01/24/2025	(53,461)
HSBC Bank USA	USD	879	TWD	28,308	02/27/2025	(17,282)
Morgan Stanley Capital Services LLC	BRL	6,670	USD	1,077	01/03/2025	(2,520)
Morgan Stanley Capital Services LLC	USD	1,082	BRL	6,670	01/03/2025	(1,900)
Morgan Stanley Capital Services LLC	COP	9,902,434	USD	2,228	01/16/2025	(15,141)
Morgan Stanley Capital Services LLC	MYR	7,351	USD	1,646	01/21/2025	4,626
Morgan Stanley Capital Services LLC	BRL	6,670	USD	1,075	02/04/2025	2,211
Standard Chartered Bank	KRW	948,435	USD	672	01/17/2025	29,567
Standard Chartered Bank	USD	2,991	KRW	4,169,888	01/17/2025	(167,103)
UBS AG	PEN	5,656	USD	1,489	01/16/2025	(15,366)
UBS AG	USD	1,145	INR	97,438	03/06/2025	(13,570)

						$491,501

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-EM Series 42, 5 Year Index, 12/20/2029*	1.00%	Quarterly	1.73%	USD	2,180	$67,616	$59,160	$8,456
Qatar Government International Bond, 9.75%, 06/15/2030, 12/20/2029*	1.00	Quarterly	0.44	USD	2,540	(64,384)	(66,398)	2,014

						$3,232	$(7,238)	$10,470

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	5,420	06/06/2028	1 Day SOFR	3.630%	Annual	$ (120,159)	$-0-	$(120,159)
USD	1,910	09/13/2029	1 Day SOFR	3.138%	Annual	(83,437)	-0-	(83,437)
USD	500	11/04/2054	3.656%	1 Day SOFR	Annual	24,931	-0-	24,931
USD	1,050	11/18/2054	3.756%	1 Day SOFR	Annual	33,431	-0-	33,431

						$ (145,234)	$-0-	$(145,234)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2024, the aggregate market value of these securities amounted to $29,886,164 or 22.96% of net assets.

(b)	Non-income producing security.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Fair valued by the Adviser.
(e)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Gazprom PJSC	10/27/2021 - 02/15/2022	$759,951	$-0-	0.00%
LUKOIL PJSC	01/11/2016 - 02/15/2022	959,077	-0-	0.00%
Polyus PJSC (GDR)	09/06/2019 - 04/27/2022	4,388	-0-	0.00%
Sberbank of Russia PJSC	04/07/2020 - 08/18/2020	405,713	-0-	0.00%

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.33% of net assets as of December 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Comision Federal de Electricidad 5.00%, 09/29/2036	09/15/2021	$210,402	$173,190	0.13%
NAK Naftogaz Ukraine via Kondor Finance PLC 7.625%, 11/08/2028	11/04/2019 - 11/08/2024	233,512	174,025	0.13%
NAK Naftogaz Ukraine via Kondor Finance PLC 7.65%, 07/19/2025	12/08/2021	99,041	91,876	0.07%
PhosAgro PJSC (GDR REG S)	06/30/2021	89,310	-0-	0.00%
PhosAgro PJSC (GDR)	06/30/2021	447	-0-	0.00%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2025	07/12/2013	171,430	20	0.00%

(g)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2024.
(h)	Defaulted matured security.
(i)	Defaulted.
(j)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2024.
(k)	The rate shown represents the 7-day yield as of period end.
(l)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(m)	Affiliated investments.
(n)

As of December 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $20,925,302 and gross unrealized depreciation of investments was $(9,400,600), resulting in net unrealized appreciation of $11,524,702.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

AD – Assessment District

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

CDX-EM – Emerging Market Credit Default Swap Index

GDR – Global Depositary Receipt

JSC – Joint Stock Company

MSCI – Morgan Stanley Capital International

PJSC – Public Joint Stock Company

REG – Registered Shares

SOFR – Secured Overnight Financing Rate

COUNTRY BREAKDOWN1

December 31, 2024 (unaudited)

21.4%	China
13.6%	Taiwan
10.6%	India
6.2%	South Korea
5.5%	Brazil
4.4%	United Arab Emirates
2.8%	South Africa
2.4%	Colombia
2.0%	Turkey
1.8%	Mexico
1.3%	Saudi Arabia
1.3%	Chile
1.2%	Dominican Republic
15.3%	Other
9.0%	Short-Term Investments
1.2%	Other Assets Less Liabilities

100.0%	Total Net Assets

[1]

The Fund’s country breakdown is expressed as a percentage of total net assets and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.1% or less in the following: Angola, Argentina, Bahrain, Costa Rica, Cote D’Ivoire, Czech Republic, Ecuador, Egypt, El Salvador, Ghana, Greece, Guatemala, Hong Kong, Hungary, Indonesia, Israel, Jamaica, Jordan, Kazakhstan, Kenya, Lebanon, Malaysia, Morocco, Nigeria, Oman, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Qatar, Romania, Russia, Senegal, Serbia, Sri Lanka, Thailand, Trinidad and Tobago, Ukraine, United States, Uruguay, Uzbekistan, Venezuela and Zambia.

AB Emerging Markets Multi-Asset Portfolio

December 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2024:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Financials	$5,610,959	$18,941,779	$0#	$24,552,738
Information Technology	67,659	23,903,831	-0-	23,971,490
Consumer Discretionary	-0-	11,302,164	-0-	11,302,164
Communication Services	43,121	10,876,618	-0-	10,919,739
Industrials	98,493	3,343,918	0#	3,442,411
Real Estate	-0-	3,390,840	-0-	3,390,840
Consumer Staples	1,255,309	1,602,128	0#	2,857,437
Utilities	144,207	1,554,195	-0-	1,698,402
Materials	74,374	1,505,819	0#	1,580,193
Energy	163,370	571,020	0#	734,390
Health Care	-0-	255,027	-0-	255,027
Fixed Income Securities:
Sovereign Bonds	-0-	17,658,595	-0-	17,658,595
Corporate Bonds	-0-	7,829,917	20	7,829,937
Quasi-Sovereign Bonds	-0-	5,287,094	-0-	5,287,094
Treasury Bonds	-0-	779,372	-0-	779,372
Emerging Markets - Treasuries	-0-	402,597	-0-	402,597
Inflation-Linked Securities	-0-	260,769	-0-	260,769
Short-Term Investments:
Investment Companies	8,789,448	-0-	-0-	8,789,448
Treasury Bills	-0-	2,407,696	-0-	2,407,696
Time Deposits	508,800	-0-	-0-	508,800

Total Investments in Securities	16,755,740	111,873,379 +	20	128,629,139
Other Financial Instruments*:
Assets
Futures	375	-0-	-0-	375
Forward Currency Exchange Contracts	-0-	1,388,633	-0-	1,388,633
Centrally Cleared Credit Default Swaps	-0-	67,616	-0-	67,616
Centrally Cleared Interest Rate Swaps	-0-	58,362	-0-	58,362
Liabilities
Futures	(426,823)	-0-	-0-	(426,823)
Forward Currency Exchange Contracts	-0-	(897,132)	-0-	(897,132)
Centrally Cleared Credit Default Swaps	-0-	(64,384)	-0-	(64,384)
Centrally Cleared Interest Rate Swaps	-0-	(203,596)	-0-	(203,596)

Total	$16,329,292	$112,222,878	$20	$128,552,190

#	The Fund held securities with zero market value at period end.
+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended December 31, 2024 is as follows:

Fund	Market Value 3/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/24 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$1,550	$58,172	$50,933	$8,789	$144
AB Government Money Market Portfolio*	-0-	3,008	3,008	-0-	1

Total				$8,789	$145

*	Investment of cash collateral for securities lending transactions.